UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Greater Europe Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                         Shares              Value ($)
                                                                               ---------------------------------------


Common Stocks 99.4%
Denmark 3.8%
A P Moller - Maersk AS                                                                      900             8,754,251
TDC AS                                                                                  229,832            10,313,416
                                                                                                         ------------
(Cost $17,610,130)                                                                                         19,067,667

Finland 6.5%
Fortum Oyj (b)                                                                          784,020            14,320,995
Neste Oil Oyj*                                                                          336,125             9,337,369
Sampo Oyj "A"                                                                           590,394             9,033,403
                                                                                                         ------------
(Cost $28,230,831)                                                                                         32,691,767

France 19.1%
Axa                                                                                     590,611            16,082,711
BNP Paribas SA                                                                          160,929            11,605,597
CapGemini SA*                                                                           160,591             5,374,681
France Telecom SA                                                                       438,726            13,509,246
Pernod Ricard SA                                                                          3,147               526,797
Sanofi-Aventis                                                                          148,103            12,790,018
Suez SA                                                                                 395,796            10,842,721
Thomson SA                                                                              489,716            11,070,700
Vinci SA                                                                                104,754             8,483,576
Vivendi Universal SA*                                                                   160,622             5,094,932
                                                                                                         ------------
(Cost $85,988,541)                                                                                         95,380,979

Germany 11.1%
Bilfinger Berger AG                                                                     149,195             7,687,598
Continental AG                                                                           73,092             5,659,621
Deutsche Post AG                                                                        401,392             9,943,116
E.ON AG                                                                                 105,138             9,733,597
Hochtief AG                                                                              77,977             2,958,457
Hypo Real Estate Holdings AG                                                            238,156             9,671,665
Techem AG*                                                                              168,210             7,380,366
Wincor Nixdorf AG                                                                        29,500             2,682,627
                                                                                                         ------------
(Cost $44,018,434)                                                                                         55,717,047

Greece 5.9%
Babis Vovos International Construction SA                                               425,777             6,490,234
EFG Eurobank Ergasias                                                                   249,421             7,881,633
OPAP SA                                                                                 262,008             8,526,856
Public Power Corp.                                                                      264,724             6,589,798
                                                                                                         ------------
(Cost $29,457,583)                                                                                         29,488,521

Ireland 3.1%
Grafton Group PLC (Units)*                                                              621,788             7,052,996
Paddy Power PLC                                                                         472,727             8,542,497
                                                                                                         ------------
(Cost $11,347,507)                                                                                         15,595,493

Italy 7.0%
Astaldi SpA                                                                           1,546,696             9,593,348
Banca Intesa SpA                                                                      2,075,550            10,070,402
Eni SpA                                                                                 514,898            14,601,682
Risanamento SpA                                                                         122,572               490,461
                                                                                                         ------------
(Cost $26,891,267)                                                                                         34,755,893

Luxembourg 0.8%
SES Global (FDR)                                                                        243,312             3,817,341
(Cost $3,182,298)                                                                                        ------------

Netherlands 2.0%
ING Groep NV                                                                            322,862             9,752,309
(Cost $6,154,471)                                                                                        ------------

Norway 1.9%
Norsk Hydro ASA (b)                                                                      99,324             9,404,972
(Cost $6,468,836)                                                                                        ------------

Sweden 6.6%
Investor AB "B"                                                                         853,866            12,718,336
SKF AB "B"                                                                              393,409             4,634,988
Swedish Match AB                                                                        621,592             7,769,052
Telefonaktiebolaget LM Ericsson "B"                                                     746,041             2,564,716
Volvo AB "B"                                                                            121,967             5,103,040
                                                                                                         ------------
(Cost $29,914,742)                                                                                         32,790,132

Switzerland 5.0%
Clariant AG (Registered)*                                                               480,319             6,654,877
Syngenta AG*                                                                             64,583             6,727,439
UBS AG (Registered)                                                                     144,250            11,831,379
                                                                                                         ------------
(Cost $25,577,435)                                                                                         25,213,695

United Kingdom 26.6%
AstraZeneca PLC                                                                         126,072             5,703,555
Bovis Homes Group PLC                                                                   199,870             2,307,647
BP PLC                                                                                2,129,088            23,443,318
Cable & Wireless PLC                                                                  2,978,400             8,315,277
Imperial Chemical  Industries PLC                                                     1,188,363             5,529,624
Land Securities Group PLC                                                               362,638             8,857,606
O2 PLC*                                                                               3,175,760             7,758,122
Prudential PLC                                                                          813,430             7,645,938
Reuters Group PLC                                                                       440,737             2,987,674
Rio Tinto PLC                                                                           314,027            10,433,454
Rolls-Royce Group PLC*                                                                1,607,538             9,427,097
Royal Bank of Scotland Group PLC                                                        241,266             7,168,575
Shire Pharmaceuticals Group PLC                                                         476,980             5,524,408
SSL International PLC                                                                   321,341             1,623,283
Standard Chartered PLC                                                                  390,384             7,600,326
Tesco PLC                                                                             1,402,387             8,007,599
Wolseley PLC                                                                            521,112            10,830,165
                                                                                                         ------------
(Cost $121,362,800)                                                                                       133,163,668


Total Common Stocks (Cost $436,204,875)                                                                   496,839,484
                                                                                                         ------------
Securities Lending Collateral 1.6%
United States
Scudder Daily Assets Fund Institutional, 3.34% (a)(c)
(Cost $8,142,740)                                                                     8,142,740             8,142,740
                                                                                                         ------------

                                                                                        % of
                                                                                     Net Assets              Value ($)
                                                                                     ----------              ---------

Total Investment Portfolio  (Cost $444,347,615)                                           101.0           504,982,224
Other Assets and Liabilities, Net                                                          -1.0            -4,930,479
                                                                                                         ------------
Net Assets                                                                                100.0           500,051,745
                                                                                                         ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $7,747,262, which is 1.5% of net assets.

(c) Represents collateral held in connection with securities lending.

FDR:  Fiduciary Depositary Receipt

At July 31, 2005, the Scudder Greater Europe Fund had the following sector diversification:

                                                                  As a % of
Sector                                       Value ($)        Common Stocks
----------------------------------------------------------------------------
Financials                                130,410,341                  26.2
Industrials                                81,578,529                  16.4
Energy                                     56,787,341                  11.4
Consumer Discretionary                     48,935,277                   9.8
Utilities                                  41,487,111                   8.4
Telecommunication Services                 39,896,061                   8.0
Materials                                  33,980,381                   6.8
Health Care                                25,641,264                   5.2
Information Technology                     21,819,731                   4.4
Consumer Staples                           16,303,448                   3.3
Total Common Stocks                       496,839,484                 100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Greater Europe Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Greater Europe Fund, a series of
                                    Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005